UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     October 18, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    $159,368 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      290    17697 SH       SOLE                        0        0    17697
ISHARES COMEX GOLD TR          ISHARES          464285105      308    24030 SH       SOLE                        0        0    24030
ISHARES INC                    MSCI PAC J IDX   464286665      575    12877 SH       SOLE                        0        0    12877
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      555    18700 SH       SOLE                        0        0    18700
ISHARES TR                     BARCLY USAGG B   464287226     2638    24271 SH       SOLE                        0        0    24271
ISHARES TR                     BARCLYS TIPS BD  464287176     1386    12685 SH       SOLE                        0        0    12685
ISHARES TR                     DJ SEL DIV INX   464287168      754    16067 SH       SOLE                        0        0    16067
ISHARES TR                     MSCI EAFE IDX    464287465    13049   235835 SH       SOLE                        0        0   235835
ISHARES TR                     RUSL 2000 VALU   464287630      792    12748 SH       SOLE                        0        0    12748
ISHARES TR                     RUSSELL 1000     464287622     1652    26100 SH       SOLE                        0        0    26100
ISHARES TR                     RUSSELL MIDCAP   464287499     1985    21948 SH       SOLE                        0        0    21948
ISHARES TR                     RUSSELL1000VAL   464287598     1100    18598 SH       SOLE                        0        0    18598
ISHARES TR                     S&P 500 INDEX    464287200    16223   141275 SH       SOLE                        0        0   141275
ISHARES TR                     S&P 500 VALUE    464287408    16632   305958 SH       SOLE                        0        0   305958
ISHARES TR                     S&P EURO PLUS    464287861      639    16793 SH       SOLE                        0        0    16793
ISHARES TR                     S&P MIDCAP 400   464287507    20087   251152 SH       SOLE                        0        0   251152
ISHARES TR                     S&P NA NAT RES   464287374     1440    41449 SH       SOLE                        0        0    41449
ISHARES TR                     S&P SMLCAP 600   464287804      664    11181 SH       SOLE                        0        0    11181
ISHARES TR                     S&P SMLCP VALU   464287879     8516   136547 SH       SOLE                        0        0   136547
JPMORGAN CHASE & CO            COM              46625H100      828    21551 SH       SOLE                        0        0    21551
LINCOLN NATL CORP IND          COM              534187109     2164    90397 SH       SOLE                        0        0    90397
NUVEEN MUN INCOME FD INC       COM              67062J102      251    22197 SH       SOLE                        0        0    22197
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      515    13380 SH       SOLE                        0        0    13380
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      611    25209 SH       SOLE                        0        0    25209
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1786    15601 SH       SOLE                        0        0    15601
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474      899    29507 SH       SOLE                        0        0    29507
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     2156    39888 SH       SOLE                        0        0    39888
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      919    23061 SH       SOLE                        0        0    23061
SPDR SERIES TRUST              INTERMD CR ETF   78464A375      879    26219 SH       SOLE                        0        0    26219
ST DJ WS REIT ETF              COM              86330E604    10023   175450 SH       SOLE                        0        0   175450
US BANCORP DEL                 COM NEW          902973304      715    32979 SH       SOLE                        0        0    32979
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     2384    27475 SH       SOLE                        0        0    27475
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2706    33117 SH       SOLE                        0        0    33117
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     8441   102071 SH       SOLE                        0        0   102071
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      843    17712 SH       SOLE                        0        0    17712
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2063    39528 SH       SOLE                        0        0    39528
VANGUARD INDEX FDS             MID CAP ETF      922908629     4628    69725 SH       SOLE                        0        0    69725
VANGUARD INDEX FDS             REIT ETF         922908553     4655    89638 SH       SOLE                        0        0    89638
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2793    46790 SH       SOLE                        0        0    46790
VANGUARD INDEX FDS             STK MRK ETF      922908769     1083    18511 SH       SOLE                        0        0    18511
VANGUARD INDEX FDS             VALUE ETF        922908744     2785    57110 SH       SOLE                        0        0    57110
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     7166   157536 SH       SOLE                        0        0   157536
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1601    35382 SH       SOLE                        0        0    35382
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874      688    14056 SH       SOLE                        0        0    14056
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      555    10191 SH       SOLE                        0        0    10191
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1498    43003 SH       SOLE                        0        0    43003
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     1942    49692 SH       SOLE                        0        0    49692
VANGUARD WORLD FD              MEGA VALUE 300   921910840     2245    63232 SH       SOLE                        0        0    63232
WILLIAMS COS INC DEL           COM              969457100      261    13698 SH       SOLE                        0        0    13698